SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred financing costs, net	$ 32,217	$ 30,128
New Accounting Pronouncement, Early Adoption, Effect [Member] | Other Assets [Member]
Deferred financing costs, net	$ (32,217)	$ (30,128)